Stockholders' Equity - Additional Information (Details) - USD ($)						1 Months Ended		12 Months Ended
	Feb. 28, 2020	Feb. 05, 2020	Aug. 01, 2019	May 23, 2019	Dec. 27, 2018	Mar. 31, 2020	Aug. 31, 2019	Dec. 31, 2019	Dec. 31, 2020	Dec. 26, 2020	Aug. 11, 2020	Aug. 06, 2019	Jul. 24, 2019	Dec. 26, 2018	Jun. 30, 2018	May 31, 2018
Class of Stock [Line Items]
Common stock, shares authorized (in shares)								100,000,000	100,000,000				100,000,000		100,000,000	300,000,000
Stock issued during period, issuance and exercise of warrants for purchase of common stock (in shares)							670,312
Common stock, par value (in dollars per share)								$ 0.001	$ 0.001
Common stock, shares outstanding (in shares)								7,724,100	7,770,698					2,328,512
Public Stock Offering
Class of Stock [Line Items]
Number of shares sold (in shares)			2,427,500
Proceeds from issuance of common stock and common stock warrants			$ 15,400,000
Number of warrants exercised									0
Legal, accounting and other professional fees			$ 700,000
Over-Allotment Option
Class of Stock [Line Items]
Number of shares sold (in shares)			412,500
Pursuant to Partial Exercise
Class of Stock [Line Items]
Number of shares sold (in shares)			562,500
Securities Purchase Agreement
Class of Stock [Line Items]
Number of shares sold (in shares)				500,000
Sale of stock, price per share (in dollars per share)				$ 6.00
Common stock, par value (in dollars per share)				$ 0.001
Legal, accounting and other professional fees				$ 400,000
Aggregate gross proceeds for sale of shares				$ 3,000,000
Registration Rights Agreement
Class of Stock [Line Items]
Legal, accounting and other professional fees						$ 300,000
Warrants to purchase common stock
Class of Stock [Line Items]
Sale of stock, price per share (in dollars per share)											$ 0.8285
Sale of stock, premium (as a percent)											15.00%
Common stock, par value (in dollars per share)											$ 0.001
Pre-Funded Warrants | Public Stock Offering
Class of Stock [Line Items]
Sale of stock, price per share (in dollars per share)												$ 3.999
Firm Warrants | Public Stock Offering
Class of Stock [Line Items]
Sale of stock, price per share (in dollars per share)												4.00
Exercise price (in dollars per share)												4.40
Representative Warrants | Public Stock Offering
Class of Stock [Line Items]
Shares of common stock to be purchased (in shares)			37,500
Exercise price (in dollars per share)												$ 5.00
Maximum | Warrants to purchase common stock
Class of Stock [Line Items]
Shares of common stock to be purchased (in shares)											100,000
Maximum | Pre-Funded Warrants | Public Stock Offering
Class of Stock [Line Items]
Shares of common stock to be purchased (in shares)			1,735,000
Maximum | Firm Warrants | Public Stock Offering
Class of Stock [Line Items]
Shares of common stock to be purchased (in shares)			3,234,375
Maximum | Firm Warrants | Over-Allotment Option
Class of Stock [Line Items]
Shares of common stock to be purchased (in shares)			421,875
Canaccord Genuity, LLC | Equity Distribution Agreement
Class of Stock [Line Items]
Number of shares sold (in shares)								377,615
Legal, accounting and other professional fees								$ 200,000
Aggregate gross proceeds for sale of shares								$ 2,800,000
Maximum purchase commitment					$ 10,000,000
Commission percentage of gross proceeds from sales of common stock					3.00%
Public float, minimum required amount					$ 75,000,000
Maximum amount of securities as a percentage of public float in any twelve-month period					33.00%
Lincoln Park Capital Fund, LLC | Registration Rights Agreement
Class of Stock [Line Items]
Number of shares sold (in shares)								356,122
Common stock, par value (in dollars per share)		$ 0.001
Legal, accounting and other professional fees		$ 300,000						$ 800,000
Aggregate gross proceeds for sale of shares								$ 4,200,000
Maximum purchase commitment	$ 15,000,000	$ 15,000,000			$ 20,000,000					$ 20,000,000
Sale of stock, selling period	36 months				36 months
Sale of stock, maximum purchase amount					$ 1,000,000
Sale of stock, maximum number of shares to be issued (in shares)														465,470
Sale of stock, maximum ownership percentage of outstanding shares					9.99%
Sale Of Stock, Tranche One | Lincoln Park Capital Fund, LLC | Registration Rights Agreement
Class of Stock [Line Items]
Sale of stock, minimum price per share (in dollars per share)					$ 0.50
Sale of stock, maximum purchase amount of shares (in shares)					50,000
Sale Of Stock, Tranche Two | Lincoln Park Capital Fund, LLC | Registration Rights Agreement
Class of Stock [Line Items]
Sale of stock, minimum price per share (in dollars per share)					$ 2.00
Sale of stock, maximum purchase amount of shares (in shares)					100,000
Sale Of Stock, Tranche Three | Lincoln Park Capital Fund, LLC | Registration Rights Agreement
Class of Stock [Line Items]
Sale of stock, minimum price per share (in dollars per share)					$ 3.00
Sale of stock, maximum purchase amount of shares (in shares)					125,000
Sale Of Stock, Tranche Four | Lincoln Park Capital Fund, LLC | Registration Rights Agreement
Class of Stock [Line Items]
Sale of stock, minimum price per share (in dollars per share)					$ 4.00
Sale of stock, maximum purchase amount of shares (in shares)					150,000